Prepayments and Other Assets, Net (Details)	Sep. 30, 2025
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Amortized over	1 year
Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Amortized over	3 years